                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:     3/31/08
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Jeffrey Rubin        Westport, CT                    5/12/08
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:       $465,000
                                         -------------------
                                             (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

             Form 13F Information Table - Birinyi Associates 3/31/08

                     Column 1             Column 2        Column 3  Column 4         Column 5         Column 6       Column 8
                                                                                                                 Voting authority
                     Name of                                         Value   Shrs or                 Investment  -----------------
                      Issuer           Title of class      CUSIP   (x $1000) prn amt SH/PRN Put/Call discretion  Sole  Shared None
------------------------------------ ------------------- --------- --------- ------- ------ -------- ---------- ------ ------ ----
3M Co                                   COMMON STOCK     88579Y101  $   578    7,300                    SOLE     7,300
Aetna Inc                               COMMON STOCK     00817Y108  $   231    5,500                    SOLE     5,500
AllianceBernstein Holding LP         LIMITED PARTNERSHIP 01881G106  $ 1,268   20,000                    SOLE    20,000
Altria Group Inc                        COMMON STOCK     02209S103  $ 1,268   57,134                    SOLE    57,134
American Express Co                     COMMON STOCK     025816109  $ 2,713   62,050                    SOLE    62,050
Amgen Inc                               COMMON STOCK     031162100  $   277    6,622                    SOLE     6,622
Apple Inc                               COMMON STOCK     037833100  $ 6,337   44,158                    SOLE    44,158
AT&T Inc                                COMMON STOCK     00206R102  $ 1,216   31,750                    SOLE    31,750
Bank of America Corp                    COMMON STOCK     060505104  $   402   10,600                    SOLE    10,600
Berkshire Hathaway Inc                  COMMON STOCK     084670108  $ 2,134       16                    SOLE        16
BlackRock Inc/New York                  COMMON STOCK     09247X101  $   306    1,500                    SOLE     1,500
Boeing Co                               COMMON STOCK     097023105  $ 1,026   13,800                    SOLE    13,800
Bunge Ltd                               COMMON STOCK      #N/A N/A  $   586    6,750                    SOLE     6,750
Burlington Northern Santa Fe Corp       COMMON STOCK     12189T104  $ 1,556   16,871                    SOLE    16,871
Caterpillar Inc                         COMMON STOCK     149123101  $ 1,801   23,000                    SOLE    23,000
Chevron Corp                            COMMON STOCK     166764100  $ 3,658   42,850                    SOLE    42,850
Cisco Systems Inc                       COMMON STOCK     17275R102  $   211    8,750                    SOLE     8,750
CME Group Inc                           COMMON STOCK     12572Q105  $ 3,894    8,302                    SOLE     8,302
Coca-Cola Co/The                        COMMON STOCK     191216100  $ 1,573   25,850                    SOLE    25,850
ConocoPhillips                          COMMON STOCK     20825C104  $ 1,306   17,134                    SOLE    17,134
Costco Wholesale Corp                   COMMON STOCK     22160K105  $   476    7,331                    SOLE     7,331
Cummins Inc                             COMMON STOCK     231021106  $ 1,855   39,628                    SOLE    39,628
Deere & Co                              COMMON STOCK     244199105  $ 3,627   45,088                    SOLE    45,088
DIAMONDS Trust Series I                      ETF         252787106  $ 3,554   29,034                    SOLE    29,034
Enerplus Resources Fund                     UNIT         29274D604  $ 1,009   23,250                    SOLE    23,250
Exxon Mobil Corp                        COMMON STOCK     30231G102  $ 5,527   65,349                    SOLE    65,349
FedEx Corp                              COMMON STOCK     31428X106  $   456    4,925                    SOLE     4,925
First Solar Inc                         COMMON STOCK     336433107  $   289    1,250                    SOLE     1,250
Freeport-McMoRan Copper & Gold Inc      COMMON STOCK     35671D857  $ 1,388   14,429                    SOLE    14,429
General Electric Co                     COMMON STOCK     369604103  $   920   24,850                    SOLE    24,850
Goldman Sachs Group Inc/The             COMMON STOCK     38141G104  $ 8,369   50,602                    SOLE    50,602
Google Inc                              COMMON STOCK     38259P508  $10,862   24,659                    SOLE    24,659
Hermes International                         ADR          #N/A N/A  $   316    2,500                    SOLE     2,500
Honeywell International Inc             COMMON STOCK     438516106  $   353    6,262                    SOLE     6,262
Intel Corp                              COMMON STOCK     458140100  $   307   14,500                    SOLE    14,500
International Business Machines Corp    COMMON STOCK     459200101  $ 1,980   17,200                    SOLE    17,200
iShares MSCI EAFE Index Fund                 ETF         464287465  $   360    5,000                    SOLE     5,000
Johnson & Johnson                       COMMON STOCK     478160104  $   697   10,750                    SOLE    10,750
Kellogg Co                              COMMON STOCK     487836108  $   263    5,000                    SOLE     5,000
Kraft Foods Inc                         COMMON STOCK     50075N104  $   491   15,843                    SOLE    15,843
Mastercard Inc                          COMMON STOCK     57636Q104  $ 2,972   13,326                    SOLE    13,326
McDonald's Corp                         COMMON STOCK     580135101  $ 1,163   20,847                    SOLE    20,847
Merrill Lynch & Co Inc                  COMMON STOCK     590188108  $   230    5,650                    SOLE     5,650
Microsoft Corp                          COMMON STOCK     594918104  $ 1,200   42,296                    SOLE    42,296
Monsanto Co                             COMMON STOCK     61166W101  $   480    4,305                    SOLE     4,305
Morgan Stanley                          COMMON STOCK     617446448  $   297    6,500                    SOLE     6,500
Mosaic Co/The                           COMMON STOCK     61945A107  $   590    5,750                    SOLE     5,750
Neomedia Technologies Inc               COMMON STOCK     640505103  $     0   10,000                    SOLE    10,000
Nokia OYJ                                    ADR         654902204  $   213    6,700                    SOLE     6,700
Oil Service HOLDRs Trust                     ETF         678002106  $   987    5,585                    SOLE     5,585
Pfizer Inc                              COMMON STOCK     717081103  $   345   16,500                    SOLE    16,500
Philip Morris International Inc         COMMON STOCK     718172109  $ 2,953   58,384                    SOLE    58,384
Potash Corp of Saskatchewan             COMMON STOCK     73755L107  $ 1,436    9,250                    SOLE     9,250
Procter & Gamble Co                     COMMON STOCK     742718109  $ 1,321   18,850                    SOLE    18,850
QUALCOMM Inc                            COMMON STOCK     747525103  $   246    6,000                    SOLE     6,000
Raytheon Co                             COMMON STOCK     755111507  $   323    5,000                    SOLE     5,000
Research In Motion Ltd                  COMMON STOCK     760975102  $   729    6,500                    SOLE     6,500
Rydex S&P Equal Weight ETF                   ETF         78355W106  $   487   11,367                    SOLE    11,367
SAN Juan Basin Royalty TR               ROYALTY TRUST    798241105  $   279    7,500                    SOLE     7,500
Schlumberger Ltd                        COMMON STOCK     806857108  $ 2,932   33,700                    SOLE    33,700
Southern Copper Corp                    COMMON STOCK     84265V105  $   612    5,890                    SOLE     5,890
SPDR Trust Series 1                          ETF         78462F103  $11,801   89,420                    SOLE    89,420
Telefonica SA                                ADR         879382208  $   216    2,500                    SOLE     2,500
Terra Nitrogen Co LP                 LIMITED PARTNERSHIP 881005201  $ 1,534   13,750                    SOLE    13,750
Texas Instruments Inc                   COMMON STOCK     882508104  $   786   27,800                    SOLE    27,800
UltraShort Russell2000 ProShares             ETF         74347R834  $   456    5,500                    SOLE     5,500
Unilever NV                                  ADR         904784709  $   985   29,200                    SOLE    29,200
United States Steel Corp                COMMON STOCK     912909108  $ 2,157   17,000                    SOLE    17,000
United Technologies Corp                COMMON STOCK     913017109  $ 2,787   40,500                    SOLE    40,500
UST Inc                                 COMMON STOCK     902911106  $ 1,022   18,750                    SOLE    18,750

             Form 13F Information Table - Birinyi Associates 3/31/08

                     Column 1             Column 2        Column 3  Column 4         Column 5         Column 6       Column 8
                                                                                                                 Voting authority
                     Name of                                         Value   Shrs or                 Investment  -----------------
                      Issuer           Title of class      CUSIP   (x $1000) prn amt SH/PRN Put/Call discretion  Sole  Shared None
------------------------------------ ------------------- --------- --------- ------- ------ -------- ---------- ------ ------ ----
Valero Energy Corp                      COMMON STOCK     91913Y100  $   749   15,250                    SOLE    15,250
Verizon Communications Inc              COMMON STOCK     92343V104  $   477   13,150                    SOLE    13,150
Wal-Mart Stores Inc                     COMMON STOCK     931142103  $   680   12,900                    SOLE    12,900
Walt Disney Co/The                      COMMON STOCK     254687106  $   235    7,500                    SOLE     7,500
Whole Foods Market Inc                  COMMON STOCK     966837106  $   217    6,576                    SOLE     6,576
Windstream Corp                              ETF         97381W104  $   466   39,000                    SOLE    39,000
Wynn Resorts Ltd                        COMMON STOCK     983134107  $   302    3,000                    SOLE     3,000